Condensed Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Operating Activities:
Net loss	$ (1,332,048)	$ (1,016,655)	$ (24,383,879)	$ (1,147,863)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock-based compensation	65,074	4,247	218,983
Convertible note issued in exchange for services		60,000	60,000
Change in fair value of derivative liability		825,000	22,759,829	575,000
Loss on debt extinguishment			86,170
Amortization of debt discount		1,691	58,157
Depreciation	620	608	2,468	2,321
Changes in operating assets and liabilities:
Tax receivable	(35,960)	(25,493)	97,667	58,494
Prepaid expenses and other current assets	(353,741)	293	(502,795)	10,107
Accounts payable and accrued expenses	160,925	(141,989)	(106,061)	(3,830)
Accrued interest	308	25,852	120,154	101,077
Net cash used in operating activities	(1,494,822)	(266,446)	(1,589,307)	(404,694)
Investing Activities:
Purchase of equipment		(802)	(802)
Net cash used in investing activities		(802)	(802)
Financing Activities:
Proceeds from convertible notes payable		100,000	200,000
Payments of deferred offering costs		(35,000)
Proceeds from sale of common stock, net of offering costs	2,913,750		18,648,934
Net cash provided by financing activities	2,913,750	65,000	18,848,934
Effect of foreign currency on cash	(2,722)	(8,043)	(5,433)	61,766
Net change in cash	1,416,206	(210,291)	17,253,392	(342,928)
Cash – beginning of year	17,644,478	391,086	391,086	734,014
Cash – end of year	19,060,684	180,795	17,644,478	391,086
Supplemental Disclosures of Cash Flow Information:
Interest paid	80		1,542	899
Income taxes paid				17,547
Supplemental Disclosures of Noncash Financing Information:
Relative fair value of warrants issued in connection with convertible debt		42,764	74,603
Debt discount related to derivative liabilities		$ 50,000	80,000
Common stock issued upon conversion of notes payable, related accrued interest and settlement of derivative liability			$ 28,178,721